Supplement to
Fidelity's Government Bond Funds
September 29, 2003
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of Fidelity® Ginnie Mae Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

GVT-04-01 February 17, 2004
1.477036.114

Supplement to the
Fidelity® Total Bond Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of Fidelity Total Bond Fund will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

TBD-04-01 February 17, 2004
1.780489.101

Supplement to the
Fidelity® Ultra-Short Bond Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of Fidelity Ultra-Short Bond Fund will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

ULB-04-01 February 17, 2004
1.777255.102